CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2016	$ 59,658	$ 308,754	$ (226,485)	$ (22,611)
Balance (in shares) at Dec. 31, 2016		11,052
Stock-based compensation	(7)	$ (7)
Net income (loss)	1,086		1,086
Other comprehensive income (loss)	628			628
Balance at Dec. 31, 2017	61,365	$ 308,747	(225,399)	(21,983)
Balance (in shares) at Dec. 31, 2017		11,052
Cumulative effect of initially applying new accounting standards	346		346
Stock-based compensation	3	$ 3
Net income (loss)	(3,193)		(3,193)
Other comprehensive income (loss)	(349)			(349)
Balance at Dec. 31, 2018	$ 58,172	$ 308,750	(228,246)	(22,332)
Balance (in shares) at Dec. 31, 2018	11,052	11,052
Cumulative effect of initially applying new accounting standards	$ (1,056)		(1,056)
Stock-based compensation	1	$ 1
Net income (loss)	(1,659)		(1,659)
Other comprehensive income (loss)	86			86
Balance at Dec. 31, 2019	$ 55,544	$ 308,751	$ (230,961)	$ (22,246)
Balance (in shares) at Dec. 31, 2019	11,052	11,052